CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 265,945	$ 199,223	$ 196,346
Change in foreign currency translation adjustment	(27,582)	(7,402)	4,998
Available-for-sale investments:
Change in net unrealized gains (losses)	(33,319)	(13,368)	11,249
Less - reclassification adjustment for net losses (gains) realized and included in net income	419	(1,403)	(2,095)
Net change (net of tax effect of $4,483, $2,012 and $(1,246))	(32,900)	(14,771)	9,154
Cash flow hedges:
Change in unrealized gains (losses)	(18,223)	5,024	4,954
Less - reclassification adjustment for net (losses) realized and included in net income	7,189	(5,928)	(2,469)
Cash flow hedge net change	(11,034)	(904)	2,485
Total other comprehensive income (loss)	(71,516)	(23,077)	16,637
Comprehensive income	$ 194,429	$ 176,146	$ 212,983